Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Condensed Consolidated Income Statement

Income Statement Data For the year ended 31 December 2022	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Revenue - external	443	—	—	14 489	—	—	14 932

Revenue from non-guarantor subsidiaries	103	—	—	196	—	—	299

Revenue from guarantor subsidiaries	—	—	—	57	—	(57)	—

Cost of sales - external	(280)	—	—	(6 030)	—	—	(6 310)
Cost of sales to non-guarantor subsidiaries	(152)	—	—	(585)	—	—	(738)
Cost of sales to guarantor subsidiaries	(14)	—	—	(36)	—	51	—

Gross profit	99	—	—	8 090	—	(6)	8 183

Selling, general and administrative expenses - external	(609)	—	—	(3 889)	(3)	—	(4 501)
Selling, general and administrative expenses (non-guarantor subsidiaries)	(4)	—	—	(329)	7	—	(327)
Selling, general and administrative expenses (guarantor subsidiaries)	287	1 237	—	(1 535)	4	6	—
Other operating income/(expenses)¹ - external	34	—	—	(26)	(1)	—	7
Other operating income/(expenses) (non-guarantor subsidiaries)	43	—	—	136	—	—	179
Other operating income/(expenses) (guarantor subsidiaries)	138	(4)	—	(133)	—	—	—

Profit/(loss) from operations	(11)	1 233	—	2 315	6	—	3 542

Net finance income/(cost) 1 - external	(701)	(1 492)	(295)	(984)	686	—	(2 785)
Net finance income/(cost) (non-guarantor subsidiaries)	17	(210)	19	773	14	—	611
Net finance income/(cost) (guarantor subsidiaries)	236	1 003	292	(1 035)	(495)	—	—
Income tax expense	(15)	(125)	(3)	(250)	—	—	(393)

Profit/(loss)	(474)	409	12	818	210	—	975

Income from non-guarantor subsidiaries	5 958	(3)	—	199	263	(6 418)	—
Income from guarantor subsidiaries	485	1 018	—	—	—	(1 503)	—

Profit of the year	5 969	1 423	12	1 018	473	(7 920)	975

1	Other operating income/(expenses) and Net finance income/(cost) include exceptional items.

Income Statement Data For the year ended 31 December 2021	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Revenue - external	472	—	—	14 104	—	—	14 576

Revenue from non-guarantor subsidiaries	122	—	—	222	—	—	344

Revenue from guarantor subsidiaries	—	—	—	54	—	(54)	—

Cost of sales - external	(275)	—	—	(5 462)	—	—	(5 737)
Cost of sales to non-guarantor subsidiaries	(157)	—	—	(687)	—	—	(844)
Cost of sales to guarantor subsidiaries	(15)	—	—	(34)	—	49	—

Gross profit	147	—	—	8 197	—	(5)	8 339

Selling, general and administrative expenses - external	(589)	—	—	(3 974)	6	—	(4 557)
Selling, general and administrative expenses (non-guarantor subsidiaries)	(17)	—	—	(248)	12	—	(253)
Selling, general and administrative expenses (guarantor subsidiaries)	158	1 313	—	(1 491)	15	5	—
Other operating income/(expenses)¹ - external	2	—	—	(191)	—	—	(189)
Other operating income/(expenses) (non-guarantor subsidiaries)	37	—	—	114	—	—	151
Other operating income/(expenses) (guarantor subsidiaries)	42	(5)	—	(37)	—	—	—

Profit/(loss) from operations	(220)	1 308	—	2 370	33	—	3 491

Net finance income/(cost) 1 - external	(1 016)	(2 088)	(346)	(1 484)	109	—	(4 825)
Net finance income/(cost) (non-guarantor subsidiaries)	149	2 025	60	713	817	—	3 764
Net finance income/(cost) (guarantor subsidiaries)	139	(1 314)	350	1 276	(451)	—	—
Share of result of associates and joint ventures	—	—	—	2	—	—	2
Income tax expense	(13)	(56)	(12)	(296)	—	—	(377)

Profit/(loss)	(961)	(125)	52	2 581	508	—	2 055

Income from non-guarantor subsidiaries	4 717	(58)	—	201	361	(5 221)	—
Income from guarantor subsidiaries	914	2 977	—	—	—	(3 891)	—

Profit of the year	4 670	2 794	52	2 782	869	(9 112)	2 055

1	Other operating income/(expenses) and Net finance income/(cost) include exceptional items.

Schedule of Condensed Consolidated Statement of Financial Position

Statement of Financial Position Data As at 31 December 2022	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Due from non-guarantor subsidiaries	11 750	5 033	—	64 009	18 240	—	99 031
Due from guarantor subsidiaries	—	6 649	3 815	9 058	—	(19 522)	—

Due from subsidiaries	11 750	11 682	3 815	73 067	18 240	(19 522)	99 031

Property, plant and equipment	32	—	—	4 406	—	—	4 438
Goodwill and intangible assets	1 538	—	—	55 575	97	—	57 210
Investments in subsidiaries	112 409	79 331	—	21 018	15 461	(228 219)	—
Derivatives	—	—	—	—	59	—	59
Other non-current assets	—	240	10	21	—	—	270

Other non-current assets	113 980	79 570	10	81 020	15 617	(228 219)	61 978

Total non-current assets	125 729	91 252	3 825	154 087	33 857	(247 741)	161 009

Due from non-guarantor subsidiaries	909	154	363	1 993	176	—	3 595
Due from guarantor subsidiaries	548	6 897	65	93	1 737	(9 342)	—

Due from subsidiaries	1 457	7 051	428	2 086	1 913	(9 342)	3 595

Inventories	—	—	—	939	—	—	939
Derivatives	—	—	—	34	205	—	239
Trade and other receivables	166	—	—	745	151	—	1 062
Cash and cash equivalents	73	1	—	110	10 659	—	10 843
Other current assets	8	273	—	—	2	—	284

Other current assets	248	274	—	1 828	11 018	—	13 367

Total current assets	1 705	7 325	428	3 914	12 931	(9 342)	16 962

Total equity	73 398	55 459	380	108 991	23 241	(228 219)	33 250

Due to non-guarantor subsidiaries	16 496	2 960	—	1 851	3 350	—	24 657
Due to guarantor subsidiaries	3 815	9 058	—	6 649	—	(19 522)	—

Due to subsidiaries	20 311	12 018	—	8 500	3 350	(19 522)	24 657

Interest-bearing loans and borrowings	22 833	30 541	3 802	19 916	—	—	77 092
Employee benefits	3	—	—	469	—	—	472
Deferred tax liabilities	—	—	—	6 538	16	—	6 555
Derivatives	—	—	—	—	184	—	184
Other non-current liabilities	—	—	—	198	—	—	198

Other non-current liabilities	22 836	30 541	3 802	27 122	200	—	84 502

Total non-current liabilities	43 147	42 559	3 802	35 622	3 550	(19 522)	109 159

Due to non-guarantor subsidiaries	258	13	—	2 321	10 302	—	12 894
Due to guarantor subsidiaries	2 259	25	—	6 951	106	(9 342)	—

Due to subsidiaries	2 517	38	—	9 272	10 408	(9 342	12 894

Interest-bearing loans and borrowings	—	—	—	66	—	—	66
Derivatives	2	—	—	95	5 038	—	5 135
Bank overdrafts	7 477	—	—	—	4 509	—	11 986
Trade and other payables	821	521	69	3 911	41	—	5 363
Other current liabilities	73	—	2	43	—	—	117

Other current liabilities	8 372	521	71	4 115	9 588	—	22 668

Total current liabilities	10 889	559	71	13 387	19 996	(9 342)	35 562

Statement of Financial Position Data As at 31 December 2021	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Due from non-guarantor subsidiaries	13 141	15 102	1 200	32 092	16 496	—	78 031
Due from guarantor subsidiaries	—	—	6 076	1 233	—	(7 309)	—

Due from subsidiaries	13 141	15 102	7 276	33 325	16 496	(7 309)	78 031

Property, plant and equipment	62	—	—	4 343	—	—	4 405
Goodwill and intangible assets	1 364	—	—	55 283	97	—	56 744
Investments in subsidiaries	112 722	79 596	—	35 862	15 017	(243 197)	—
Derivatives	—	—	—	—	48	—	48
Other non-current assets	—	207	—	30	—	—	237

Other non-current assets	114 148	79 803	—	95 518	15 162	(243 197)	61 434

Total non-current assets	127 289	94 905	7 276	128 843	31 658	(250 506)	139 465

Due from non-guarantor subsidiaries	646	—	71	3 007	3 436	—	7 160
Due from guarantor subsidiaries	655	5 934	731	81	3 402	(10 803)	—

Due from subsidiaries	1 301	5 934	802	3 088	6 838	(10 803)	7 160

Inventories	—	—	—	961	—	—	961
Derivatives	—	—	—	132	293	—	425
Trade and other receivables	201	—	—	546	9	—	756
Cash and cash equivalents	1 127	7	7	367	8 156	—	9 664
Other current assets	9	—	—	57	2	—	68

Other current assets	1 337	7	7	2 063	8 460	—	11 874

Total current assets	2 638	5 941	809	5 151	15 298	(10 803)	19 034

Total equity	68 669	57 635	678	71 348	23 849	(243 197)	(21 018)

Due to non-guarantor subsidiaries	17 517	7 325	—	20 768	3 350	—	48 960
Due to guarantor subsidiaries	6 076	1 233	—	—	—	(7 309)	—

Due to subsidiaries	23 593	8 558	—	20 768	3 350	(7 309)	48 960

Interest-bearing loans and borrowings	25 483	33 064	7 268	19 905	—	—	85 720
Employee benefits	3	—	—	803	—	—	806
Deferred tax liabilities	—	—	1	6 520	60	—	6 581
Derivatives	—	—	—	—	100	—	100
Other non-current liabilities	—	—	—	110	—	—	110

Other non-current liabilities	25 486	33 064	7 269	27 338	160	—	93 317

Total non-current liabilities	49 079	41 622	7 269	48 106	3 510	(7 309)	142 277

Due to non-guarantor subsidiaries	244	732	—	4 771	9 190	—	14 937
Due to guarantor subsidiaries	4 658	24	—	5 875	246	(10 803)	—

Due to subsidiaries	4 902	756	—	10 646	9 436	(10 803)	14 937

Interest-bearing loans and borrowings	1	218	—	19	—	—	238
Derivatives	2	—	—	12	5 666	—	5 680
Bank overdrafts	6 292	—	2	—	4 474	—	10 768
Trade and other payables	905	543	131	3 863	21	—	5 463
Other current liabilities	77	72	5	—	—	—	154

Other current liabilities	7 277	833	138	3 894	10 161	—	22 303

Total current liabilities	12 179	1 589	138	14 540	19 597	(10 803)	37 240